Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets
%
Computers and software	33
Electronic and laboratory equipment	15-33
Furniture and office equipment	7
Production equipment	33-50